Credit Facilities and Debt Credit Facilities and Debt - 2.75% Convertible Debentures due 2027 (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Debt Instrument [Line Items]
Long-term debt, face value	$ 2,220.2	$ 2,217.4